Capital Structure, Financial Risk and Related Items - Weighted Average Outstanding Warrants (Narrative) (Details) - kr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life (in years)	4 years 5 months 1 day	4 years 2 months 26 days
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in DKK per share)	kr 962	kr 962
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in DKK per share)	kr 3,172	kr 3,172